SEGMENT DATA (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SEGMENT DATA
Summary of segment data

	Three months ended March 31, 2022
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$85,386	$24,096	$(5,076)	$104,406
Cost of goods sold	51,120	18,172	(5,075)	64,217
Gross profit	$34,266	$5,924	$(1)	$40,189

	Three months ended March 31, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$93,818	$22,660	$(5,942)	$110,536
Cost of goods sold	55,594	16,921	(5,938)	66,577
Gross profit	$38,224	$5,739	$(4)	$43,959
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.

	Year ended December 31, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$362,189	$90,043	$(24,944)	$427,288
Cost of goods sold	213,881	67,649	(24,932)	256,598
Gross profit	$148,308	$22,394	$(12)	$170,690

	Year ended December 31, 2020
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$343,689	$84,922	$(23,969)	$404,642
Cost of goods sold	211,048	64,761	(24,105)	251,704
Gross profit	$132,641	$20,161	$136	$152,938
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.